Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Vessels, net	$ 126,354	$ 130,724
Advances for vessel purchase	21,220	0
Office furniture and equipment	84	97
Right of use asset	717	888
Restricted cash	3,679	3,576
Fair value of derivative financial instruments	1,113	417
Other non-current assets	10	10
Total non-current assets	153,177	135,712
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	513	0
Trade receivables, net	2,152	1,003
Inventories	1,407	852
Prepayments and other assets	2,470	1,224
Insurance claims	333	0
Restricted cash	2,553	1,648
Cash and cash equivalents	43,638	45,213
Total current assets	53,066	49,940
TOTAL ASSETS	206,243	185,652
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(114,972)	(138,070)
Total equity	169,516	146,418
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	23,998	26,438
Provision for staff retirement indemnities	108	114
Lease liabilities	396	556
Total non-current liabilities	24,502	27,108
CURRENT LIABILITIES
Current portion of long-term borrowings	4,875	4,865
Trade accounts payable	1,713	1,100
Accrued liabilities and other payables	2,211	3,676
Current portion of lease liabilities	362	349
Current portion of fair value of derivative financial instruments	0	92
Deferred revenue	3,064	2,044
Total current liabilities	12,225	12,126
TOTAL LIABILITIES	36,727	39,234
TOTAL EQUITY AND LIABILITIES	$ 206,243	$ 185,652